Risk Management - Schedule of Credit Quality by Financial Asset Class (Detail) - Credit Risk [Member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 21,482,490	$ 20,382,605
Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	14,366,900	13,716,546
Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,669,763	4,152,753
Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	4,445,827	2,513,306
IFRS9 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 21,824,197
% of over total portifolio	100.00%
Allowance	$ 768,583
% over total allowance	100.00%
IFRS9 [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 12,771,745
% of over total portifolio	58.53%
Allowance	$ 389,294
% over total allowance	50.66%
IFRS9 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 9,052,452
% of over total portifolio	41.47%
Allowance	$ 379,289
% over total allowance	49.34%
IFRS9 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 1,936,862
% of over total portifolio	8.87%
Allowance	$ 95,876
% over total allowance	12.47%
IFRS9 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 4,445,827
% of over total portifolio	20.37%
Allowance	$ 66,117
% over total allowance	8.60%
IFRS9 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 2,669,763
% of over total portifolio	12.23%
Allowance	$ 217,296
% over total allowance	28.27%
IFRS9 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 115,422
% of over total portifolio	0.53%
Allowance	$ 899
% over total allowance	0.12%
IFRS9 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 681,792
% of over total portifolio	3.12%
Allowance	$ 1,477
% over total allowance	0.19%
IFRS9 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 3,033,770
% of over total portifolio	13.90%
Allowance	$ 5,901
% over total allowance	0.77%
IFRS9 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 4,007,691
% of over total portifolio	18.36%
Allowance	$ 37,650
% over total allowance	4.90%
IFRS9 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 2,727,643
% of over total portifolio	12.50%
Allowance	$ 96,956
% over total allowance	12.61%
IFRS9 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A 6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 837,283
% of over total portifolio	3.84%
Allowance	$ 14,829
% over total allowance	1.93%
IFRS9 [member] | Substandar portfolio [member] | Individually assessed for credit losses [member] | B1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 377,954
% of over total portifolio	1.73%
Allowance	$ 10,116
% over total allowance	1.32%
IFRS9 [member] | Substandar portfolio [member] | Individually assessed for credit losses [member] | B2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 104,513
% of over total portifolio	0.48%
Allowance	$ 5,479
% over total allowance	0.71%
IFRS9 [member] | Substandar portfolio [member] | Individually assessed for credit losses [member] | External credit grades b3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 84,197
% of over total portifolio	0.39%
Allowance	$ 8,830
% over total allowance	1.15%
IFRS9 [member] | Substandar portfolio [member] | Individually assessed for credit losses [member] | External credit grades B4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 297,570
% of over total portifolio	1.36%
Allowance	$ 37,422
% over total allowance	4.87%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 137,216
% of over total portifolio	0.63%
Allowance	$ 2,344
% over total allowance	0.30%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External Credit Grades C2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 79,134
% of over total portifolio	0.36%
Allowance	$ 6,758
% over total allowance	0.88%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 34,263
% of over total portifolio	0.16%
Allowance	$ 7,317
% over total allowance	0.95%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 62,242
% of over total portifolio	0.29%
Allowance	$ 21,265
% over total allowance	2.77%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 63,181
% of over total portifolio	0.29%
Allowance	$ 47,576
% over total allowance	6.19%
IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 127,874
% of over total portifolio	0.59%
Allowance	$ 84,475
% over total allowance	11.00%
IAS 39 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 20,452,890
% of over total portifolio		100.00%
Allowance		$ 618,735
Cover range ratio		3.03%
IAS 39 [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 11,841,793
% of over total portifolio		57.89%
Allowance		$ 298,360
Cover range ratio		2.52%
IAS 39 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 8,611,097
% of over total portifolio		42.11%
Allowance		$ 320,375
Cover range ratio		3.72%
IAS 39 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 10,735,789
% of over total portifolio		52.49%
Allowance		$ 94,781
Cover range ratio		0.88%
IAS 39 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 65,511
% of over total portifolio		0.32%
Allowance		$ 21
Cover range ratio		0.03%
IAS 39 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 248,736
% of over total portifolio		1.22%
Allowance		$ 273
Cover range ratio		0.11%
IAS 39 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 2,950,482
% of over total portifolio		14.43%
Allowance		$ 2,285
Cover range ratio		0.08%
IAS 39 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 3,861,377
% of over total portifolio		18.88%
Allowance		$ 22,819
Cover range ratio		0.59%
IAS 39 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 2,926,634
% of over total portifolio		14.31%
Allowance		$ 52,874
Cover range ratio		1.81%
IAS 39 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A 6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 683,049
% of over total portifolio		3.33%
Allowance		$ 16,509
Cover range ratio		2.42%
IAS 39 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 1,106,004
% of over total portifolio		5.40%
Allowance		$ 203,579
Cover range ratio		18.41%
IAS 39 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | B1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 205,536
% of over total portifolio		1.00%
Allowance		$ 6,087
Cover range ratio		2.96%
IAS 39 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | B2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 120,640
% of over total portifolio		0.59%
Allowance		$ 2,315
Cover range ratio		1.92%
IAS 39 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | Financial assets impaired [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 779,828
% of over total portifolio		3.81%
Allowance		$ 195,177
Cover range ratio		25.03%
Stage1 [member] | IFRS9 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	$ 18,039,481
Allowance	259,268
Stage1 [member] | IFRS9 [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	10,566,318
Allowance	142,883
Stage1 [member] | IFRS9 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	7,473,163
Allowance	116,385
Stage1 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,710,659
Allowance	39,864
Stage1 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	3,626,811
Allowance	5,756
Stage1 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,135,693
Allowance	70,765
Stage1 [member] | IFRS9 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	115,422
Allowance	899
Stage1 [member] | IFRS9 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	681,792
Allowance	1,477
Stage1 [member] | IFRS9 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	3,033,770
Allowance	5,901
Stage1 [member] | IFRS9 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	4,007,691
Allowance	37,650
Stage1 [member] | IFRS9 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,727,643
Allowance	96,956
Stage 2 [member] | IFRS9 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	2,899,739
Allowance	219,940
Stage 2 [member] | IFRS9 [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,701,517
Allowance	76,676
Stage 2 [member] | IFRS9 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	1,198,222
Allowance	143,264
Stage 2 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	95,045
Allowance	20,622
Stage 2 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	659,119
Allowance	37,800
Stage 2 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	444,058
Allowance	84,842
Stage 2 [member] | IFRS9 [member] | Normal risk portfolio [member] | Individually assessed for credit losses [member] | A 6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	837,283
Allowance	14,829
Stage 2 [member] | IFRS9 [member] | Substandar portfolio [member] | Individually assessed for credit losses [member] | B1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	377,954
Allowance	10,116
Stage 2 [member] | IFRS9 [member] | Substandar portfolio [member] | Individually assessed for credit losses [member] | B2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	104,513
Allowance	5,479
Stage 2 [member] | IFRS9 [member] | Substandar portfolio [member] | Individually assessed for credit losses [member] | External credit grades b3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	84,197
Allowance	8,830
Stage 2 [member] | IFRS9 [member] | Substandar portfolio [member] | Individually assessed for credit losses [member] | External credit grades B4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	297,570
Allowance	37,422
Stage 3 [member] | IFRS9 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	884,977
Allowance	289,375
Stage 3 [member] | IFRS9 [member] | Individually assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	503,910
Allowance	169,735
Stage 3 [member] | IFRS9 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	381,067
Allowance	119,640
Stage 3 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	131,158
Allowance	35,390
Stage 3 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Mortgages loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	159,897
Allowance	22,561
Stage 3 [member] | IFRS9 [member] | Collectively assessed for credit losses [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	90,012
Allowance	61,689
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C1 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	137,216
Allowance	2,344
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External Credit Grades C2 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	79,134
Allowance	6,758
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C3 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	34,263
Allowance	7,317
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C4 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	62,242
Allowance	21,265
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C5 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	63,181
Allowance	47,576
Stage 3 [member] | IFRS9 [member] | Non-compliant portfolio [member] | Individually assessed for credit losses [member] | External credit grades C6 [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross	127,874
Allowance	$ 84,475
Commercial loans [member] | IAS 39 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 1,945,038
% of over total portifolio		9.51%
Allowance		$ 148,762
Cover range ratio		7.65%
Commercial loans [member] | IAS 39 [member] | Normal risk portfolio [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 1,751,232
% of over total portifolio		8.56%
Allowance		$ 57,057
Cover range ratio		3.26%
Commercial loans [member] | IAS 39 [member] | Non-compliant portfolio [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 193,806
% of over total portifolio		0.95%
Allowance		$ 91,705
Cover range ratio		47.32%
Mortgages loans [member] | IAS 39 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 4,152,753
% of over total portifolio		20.31%
Allowance		$ 35,019
Cover range ratio		0.84%
Mortgages loans [member] | IAS 39 [member] | Normal risk portfolio [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 3,975,744
% of over total portifolio		19.44%
Allowance		$ 22,730
Cover range ratio		0.57%
Mortgages loans [member] | IAS 39 [member] | Non-compliant portfolio [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 177,009
% of over total portifolio		0.87%
Allowance		$ 12,289
Cover range ratio		6.94%
Consumer loans [member] | IAS 39 [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 2,513,306
% of over total portifolio		12.29%
Allowance		$ 136,594
Cover range ratio		5.43%
Consumer loans [member] | IAS 39 [member] | Normal risk portfolio [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 2,396,246
% of over total portifolio		11.72%
Allowance		$ 93,255
Cover range ratio		3.89%
Consumer loans [member] | IAS 39 [member] | Non-compliant portfolio [member] | Collectively assessed for credit losses [member]
Disclosure of provision matrix [line items]
Maximum exposure to credit risk gross		$ 117,060
% of over total portifolio		0.57%
Allowance		$ 43,339
Cover range ratio		37.02%